Income Taxes - Tax Effects of Temporary Differences (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Tax losses carry forward	¥ 316,845	$ 49,720	¥ 257,328
Equity investment loss	73,035	11,461	45,958
Allowance for credit losses	28,476	4,469	22,435
Intangible assets and accrued expenses	8,953	1,405	7,952
Deferred revenue			2,153
Share-based compensation	1,654	260	3,223
Fixed assets depreciation	235	37	4,414
Long-lived assets arising from deconsolidation	1,181	185	2,921
Others	9,562	1,500	5,306
Valuation allowance	(422,837)	(66,353)	(328,956)
Deferred tax assets	17,104	2,684	22,734
Deferred tax liabilities:
Outside basis difference on investment	54,893	8,614	57,341
Equity method investment and unrealized gains	6,322	992	6,063
Right-of-use asset and others	69	11	4,225
Deferred tax liabilities	61,284	9,617	¥ 67,629
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Classification in the consolidated balance sheets:
Deferred tax assets	14,384	2,257
Deferred tax liabilities	¥ 58,564	$ 9,190